Angel Oak Mortgage Trust 2022-3 ABS-15G

Exhibit 99.19

Loan Number 1	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
2022030019	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: Charged:xxxx% Allowed:xxxx%Over by: + xxxx					QC Complete	xxxx			xxxx
2022030012	xxxx	Georgia	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

															Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx					QC Complete	xxxx			xxxx
2022030013	xxxx	North Carolina	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	2ed62971-14b7-4988-b992-e5dd7fbd750e	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

															Higher-Priced Mortgage Loan Test: FAIL xxxx xxxx + xxxx					QC Complete	xxxx			xxxx
2022030013	xxxx	North Carolina	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

															NC RSHL Average Prime Offer Rate APR Threshold Exceeded: YES xxxx xxxx + xxxx					QC Complete	xxxx			xxxx
2022030022	xxxx	North Carolina	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the NC rate spread home loan test. NC RSHL Average Prime Offer Rate APR Threshold Exceeded: YES Charged : xxxx Allowed : xxxx Overby : + xxxx					QC Complete	xxxx			xxxx
2022030022	xxxx	North Carolina	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	2ed62971-14b7-4988-b992-e5dd7fbd750e	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL Charged : xxxx Allowed : xxxx Overby : + xxxx					QC Complete	xxxx			xxxx
2022030014	xxxx	Ohio	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test failed: Charged: xxxx Allowed: xxxx Over by:+ xxxx					QC Complete	xxxx			xxxx
2022030008	xxxx	Washington	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

															Higher-Priced Mortgage Loan Test FAIL : Charged xxxx Allowed xxxx Over by + xxxx					QC Complete	xxxx			xxxx
2022030008	xxxx	Washington	xxxx	Purchase	Non-QM/Compliant	2	2	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU and LCA score is more than 2.5. Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030008	xxxx	Washington	xxxx	Purchase	Non-QM/Compliant	2	2	Valuation	Doc Issue	933d08cd-a527-4b11-a953-3fea2acf8a38	Resolved	1	R	* Missing flood cert (Lvl R)	Missing flood certificate in the loan file.	Resolved xxxx : The copy of flood certificate is provided.	Resolved xxxx : The copy of flood certificate is provided.			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030009	xxxx	Texas	xxxx	Purchase	Non-QM/Compliant	3	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU and LCA score is more than 2.5. Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030028	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test failed: Charged: xxxx Allowed: xxxx Over by:+ xxxx					QC Complete	xxxx			xxxx
2022030030	xxxx	Illinois	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL Charged : xxxx Allowed : xxxx Overby + xxxx					QC Complete	xxxx			xxxx
2022030032	xxxx	Illinois	xxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL Charged xxxx Allowed xxxx Overby + xxxx					QC Complete	xxxx			xxxx
2022030033	xxxx	North Carolina	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: charged: xxxx allowed: xxxx over by :+ xxxx					QC Complete	xxxx			xxxx
2022030016	xxxx	Michigan	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: charged xxxx allowed xxxx over by+ xxxx					QC Complete	xxxx			xxxx
2022030034	xxxx	Texas	xxxx	Refinance	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: charged xxxx allowed xxxx over by + xxxx					QC Complete	xxxx			xxxx
2022030137	xxxx	California	xxxx	Refinance	Non-QM/Compliant	3	1	Compliance	Compliance	ce731d63-69ad-4174-959f-2a6ae3ba4843	Resolved	3	R	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl R)	Missing initial closing disclosure in the loan file. Received initial closing disclosure	Received initial closing disclosure	Received initial closing disclosure			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030111	xxxx	Nevada	xxxx	Cash Out	Not Covered/Exempt	3	1	Credit	Doc Issue	19abd04d-e9fc-4fd6-b82c-f953835303f0	Resolved	3	R	* Notice of Servicing Transfer missing or unexecuted (Lvl R)	Notice of servicing transfer is missing from file and box is unchecked on LE. Resolved - Received first payment letter with service transfer effective date as xxxx	Resolved - Received first payment letter with service transfer effective date as xxxx	Resolved - Received first payment letter with service transfer effective date as xxxx			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030111	xxxx	Nevada	xxxx	Cash Out	Not Covered/Exempt	3	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score missing in the loan file. Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030208	xxxx	California	xxxx	Refinance	Non-QM/Compliant	3	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is more than 2.5. Require additional valuation to support original stated value. Received CDA	Received CDA	Received CDA			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030112	xxxx	Texas	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR,

															Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx					QC Complete	xxxx			xxxx
2022030112	xxxx	Texas	xxxx	Purchase	Non-QM/Compliant	2	2	Legal Docs	Title Issue	124ee45e-c081-46d4-b46d-8259f3c4abbd	Resolved	2	R	* Title holder is not an individual (Lvl R)	Title Holder is a Limited Partnership. Title Commitment reflects proposed insured vesting with borrower	Title Commitment reflects proposed insured vesting with borrower	Title Commitment reflects proposed insured vesting with borrower			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030115	xxxx	Tennessee	xxxx	Purchase	Not Covered/Exempt	3	1	Compliance	Compliance	1fe8acd7-461c-4004-ad8a-9ef0f63794cf	Resolved	3	R	* Missing Initial 1003_Application (Lvl R)	Missing initial 1003 document. Resolved - Received initial 1003 application	Resolved - Received initial 1003 application	Resolved - Received initial 1003 application			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030115	xxxx	Tennessee	xxxx	Purchase	Not Covered/Exempt	3	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	Missing Secondary Valuation required for Securitization. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030116	xxxx	Virginia	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR.

															Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx					QC Complete	xxxx			xxxx
2022030212	xxxx	California	xxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in theCalifornia Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															CA AB 260 Higher-Priced Mortgage Loan Test : FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx					QC Complete	xxxx			xxxx
2022030121	xxxx	Ohio	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

															Higher-Priced Mortgage Loan Test FAIL Charged xxxx xxxx + xxxx					QC Complete	xxxx			xxxx
2022030139	xxxx	Florida	xxxx	Cash Out	Not Covered/Exempt	4	2	Valuation	Value	716db0ed-401c-43f7-847f-80ffb8f9e0fb	Waived	4	W	* Property listed for sale in past 12 months (Lvl W)	Subject transaction is cash out and property listed for sale in the past 12 months. Listing canceled xxxx . Received exception approval with compensating factor.			xxxx		QC Complete	xxxx			xxxx
2022030141	xxxx	Florida	xxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are me.

															Higher-Priced Mortgage Loan Test charged xxxx allowed xxxx over by + xxxx					QC Complete	xxxx			xxxx
2022030118	xxxx	Florida	xxxx	Purchase	Not Covered/Exempt	3	1	Credit	Doc Issue	474aa7dc-7077-446e-be64-4ef068a7be5a	Resolved	3	R	* Missing credit report (Lvl R)	Please Provide Credit Report Document.	RESOLVED: The lender provided response which states that "This is a foreign national borrower. Per the matrix there is no credit score requirement and the credit report was not pulled".	RESOLVED: The lender provided response which states that "This is a foreign national borrower. Per the matrix there is no credit score requirement and the credit report was not pulled".			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030143	xxxx	Oklahoma	xxxx	Purchase	Non-QM/Compliant	4	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged xxxx Allowed xxxx Over by + xxxx					QC Complete	xxxx			xxxx
2022030143	xxxx	Oklahoma	xxxx	Purchase	Non-QM/Compliant	4	2	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is more than 2.5. Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030143	xxxx	Oklahoma	xxxx	Purchase	Non-QM/Compliant	4	2	Credit	Guidelines	656ee746-be8d-41f9-abc4-9c707531f9ee	Waived	4	W	* Credit score does not meet guidelines (Lvl W)	Bank statement matrix reflects minimum FICO of 700 for LTV at 90%. Borrower qualifying FICO is at 660 and is not meeting the product matrix. Exceptional approval is missing in the loan file.

															Received exceptional approval with compensating factor.			xxxx		QC Complete	xxxx			xxxx
2022030148	xxxx	California	xxxx	Refinance	Non-QM/Compliant	3	1	Credit	Guidelines	16778a39-ef96-4577-8234-aa9177f06e73	Resolved	3	R	* Income documentation does not meet guidelines (Lvl R)	Missing business (xxxx) bank statement for the month of December 2020. Received Business bank statement for the month of xxxx	Received Business bank statement for the month of December 2020	Received Business bank statement for the month of December 2020			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030154	xxxx	Florida	xxxx	Refinance	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged xxxx Allowed xxxx Over by + xxxx					QC Complete	xxxx			xxxx
2022030215	xxxx	Florida	xxxx	Purchase	Not Covered/Exempt	3	1	Legal Docs	Doc Issue	e771f51b-ccfc-4035-9f6b-a3288820555c	Resolved	3	R	* Mortgage missing / unexecuted (Lvl R)	Mortgage document is missing in the package . Require executed mortgage document with all applicable riders. Received DOT/Mortgage	Received DOT/Mortgage	Received DOT/Mortgage			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030159	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: Charged xxxx Allowed xxxx Over By+ xxxx					QC Complete	xxxx			xxxx
2022030161	xxxx	Colorado	xxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL :Charged: xxxx Allowed: xxxx Over By:+ xxxx					QC Complete	xxxx			xxxx
2022030162	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: charged xxxx allowed xxxx over by + xxxx					QC Complete	xxxx			xxxx
2022030217	xxxx	Florida	xxxx	Cash Out	Non-QM/Compliant	3	1	Valuation	Doc Issue	a17de1c9-6471-4b9e-8891-b3b543d9e4a1	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	CU/LCA score is more than 2.5. Require additional valuation to support the original stated value. Received CDA	Received CDA	Received CDA			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030218	xxxx	Georgia	xxxx	Purchase	Non-QM/Compliant	4	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx					QC Complete	xxxx			xxxx
2022030218	xxxx	Georgia	xxxx	Purchase	Non-QM/Compliant	4	2	Credit	Credit	287af4e3-a828-44ad-a18f-4594aa5e38df	Waived	4	W	* Excessive DTI (Lvl W)	As per Final 1003 application & Transmittal Summary Subject property Tax ( County Tax & City Tax) mentioned as $200 per month but as per Tax Record Information Sheet (Page No:192) Mentioned as $420.62 per month ($5047.44 per Annual) dated xxxx , So consider from Tax record information sheet DTI is Exceeding to 51.31% but as per guide lines RED TPR INV BS Matrix October 1 2021.pdf MAX DTI 50%. Require exceptional approval with compensating factor.

Received CRF with compensating factors

Low DTI Ratio
Length of Time at Employment
															High Asset Reserves			xxxx		QC Complete	xxxx			xxxx
2022030163	xxxx	Ohio	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	VLX0PDEPZZT-2WLSVBDU	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: Charged xxxx Allowed xxxx Over By + xxxx					QC Complete	xxxx			xxxx
2022030163	xxxx	Ohio	xxxx	Purchase	Non-QM/Compliant	2	2	Valuation	Valuation	VLX0PDEPZZT-ZI5GG5MN	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU and LCA both score are missing. Require additional valuation to support original stated value.	Resolved xxxx : The copy of desk review is provided.	Resolved xxxx : The copy of desk review is provided.			QC Complete	xxxx	4/8/2022	4/8/2022	xxxx
2022030219	xxxx	California	xxxx	Cash Out	Not Covered/Exempt	3	1	Legal Docs	Doc Issue	0270b5a0-6846-4580-a03f-12f44a18d0d3	Resolved	3	R	* Note is missing or unexecuted (Lvl R)	Note document is missing in loan file. Received Note	Received Note	Received Note			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030219	xxxx	California	xxxx	Cash Out	Not Covered/Exempt	3	1	Compliance	Compliance	9cb13d5f-913f-4b9c-833a-2cd5cb97bb93	Resolved	3	R	* Missing Required Disclosures (Lvl R)	Missing Final Disclosures in this package. Received final closing disclosure	Received final closing disclosure	Received final closing disclosure			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030219	xxxx	California	xxxx	Cash Out	Not Covered/Exempt	3	1	Legal Docs	Doc Issue	e771f51b-ccfc-4035-9f6b-a3288820555c	Resolved	3	R	* Mortgage missing / unexecuted (Lvl R)	Mortgage or Deed of Trust document is missing in loan file. Received DOT/Mortgage	Received DOT/Mortgage	Received DOT/Mortgage			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030219	xxxx	California	xxxx	Cash Out	Not Covered/Exempt	3	1	Credit	Doc Issue	d10b76d2-b5a6-4f5b-8bb2-a7c790ec7c54	Resolved	3	R	* Application Missing (Lvl R)	Final 1003 document is missing in loan file. Received final 1003	Received final 1003	Received final 1003			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030164	xxxx	Mississippi	xxxx	Purchase	Not Covered/Exempt	2	2	Valuation	LTV/CLTV	c740b4b7-c98f-417d-92fb-a4cd33433178	Waived	2	W	* LTV Exception 5% or Less (Lvl W)	Loan amount of $94,499 is submitted with LTV of 69.99%. Lending guide allows for a maximum LTV of 65% on loan amount lesser than $100,000 Received exceptional approval with compensating factor.			xxxx		QC Complete	xxxx			xxxx
2022030220	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

															Higher-Priced Mortgage Loan Test FAIL : Charged xxxx Allowed xxxx Over by + xxxx					QC Complete	xxxx			xxxx
2022030221	xxxx	Michigan	xxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test failed: Charged: xxxx Allowed: xxxx Over by:+ xxxx					QC Complete	xxxx			xxxx
2022030166	xxxx	Washington	xxxx	Cash Out	Not Covered/Exempt	3	1	Legal Docs	Doc Issue	8422c6cc-4447-4f95-a328-2a159c966e2d	Resolved	3	R	* Condo / PUD rider Missing (Lvl R)	Missing Condominium Rider in the loan file. Received Deed of Trust with all applicable riders	Received Deed of Trust with all applicable riders	Received Deed of Trust with all applicable riders			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030124	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL : charged xxxx allowed xxxx over by + xxxx					QC Complete	xxxx			xxxx
2022030168	xxxx	New Jersey	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL Charged xxxx Allowed xxxx Overby + xxxx					QC Complete	xxxx			xxxx
2022030169	xxxx	Texas	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx					QC Complete	xxxx			xxxx
2022030169	xxxx	Texas	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	ce731d63-69ad-4174-959f-2a6ae3ba4843	Resolved	3	R	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl R)	Initial Closing Disclosure is missing in the loan file. Received initial closing disclosure	Received initial closing disclosure	Received initial closing disclosure			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030222	xxxx	Florida	xxxx	Refinance	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

															Higher-Priced Mortgage Loan Test FAIL Charged xxxx xxxx + xxxx					QC Complete	xxxx			xxxx
2022030170	xxxx	Minnesota	xxxx	Purchase	Not Covered/Exempt	3	1	Valuation	Doc Issue	a17de1c9-6471-4b9e-8891-b3b543d9e4a1	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	CU and LCA score is not available in the loan file. Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030125	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL allowed xxxx xxxx charged + overby xxxx					QC Complete	xxxx			xxxx
2022030126	xxxx	California	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															CA AB 260 Higher-Priced Mortgage Loan TestFAIL Charged : xxxx Allowed : xxxx Overby : + xxxx					QC Complete	xxxx			xxxx
2022030271	xxxx	Florida	xxxx	Purchase	Not Covered/Exempt	2	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	Original appraised value - $3xxxx. AVM in loan file with FSD of 0.181 (variance -4 xxxx ). Require additional valuation to support original stated value. Received CDA with variance within 10%	Received CDA with variance within 10%	Received CDA with variance within 10%			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030224	xxxx	California	xxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															CA AB 260 Higher-Priced Mortgage Loan Test FAIL: charged xxxx allowed xxxx over by + xxxx					QC Complete	xxxx			xxxx
2022030172	xxxx	Georgia	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged xxxx Allowed xxxx Over by+ xxxx					QC Complete	xxxx			xxxx
2022030226	xxxx	Tennessee	xxxx	Purchase	Not Covered/Exempt	3	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is more than 2.5. Require additional valuation to support the original stated value. Received CDA	Received CDA	Received CDA			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030227	xxxx	Florida	xxxx	Purchase	Not Covered/Exempt	3	1	Valuation	Doc Issue	a17de1c9-6471-4b9e-8891-b3b543d9e4a1	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	CU/LCA score is missing in the loan file. Require additional valuation to support the original stated value. Received CDA	Received CDA	Received CDA			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030174	xxxx	Oregon	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL : Charged: xxxx Allowed: xxxx Over by: + xxxx					QC Complete	xxxx			xxxx
2022030228	xxxx	Texas	xxxx	Purchase	Not Covered/Exempt	3	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is missing in the loan file. Require additional valuation to support original stated value. Received CDA	Received CDA	Received CDA			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030129	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL Charged xxxx Allowed xxxx Overby + xxxx					QC Complete	xxxx			xxxx
2022030177	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL Charged xxxx Allowed xxxx Overby + xxxx					QC Complete	xxxx			xxxx
2022030178	xxxx	Virginia	xxxx	Purchase	Non-QM/Compliant	1	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	1	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL:charged: xxxx allowed: xxxx over by :+ xxxx					QC Complete	xxxx			xxxx
2022030232	xxxx	Texas	xxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL:Charged: xxxx Allowed: xxxx Over By:+ xxxx					QC Complete	xxxx			xxxx
2022030233	xxxx	Florida	xxxx	Cash Out	Non-QM/Compliant	2	2	Valuation	Value	716db0ed-401c-43f7-847f-80ffb8f9e0fb	Waived	1	W	* Property listed for sale in past 12 months (Lvl W)	The loan purpose is cash out per final application and appraisal shows that the property listed for sale in last 12 months. Appraisal reflects date of prior sale xxxx and loan is closed on xxxx . Loan doesn't meet the 12 month seasoning requirement for a cash out refinance.

Received exceptional approval with compensating factors

Low DTI Ratio
															High Asset Reserves			xxxx		QC Complete	xxxx			xxxx
2022030233	xxxx	Florida	xxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over By: + xxxx					QC Complete	xxxx			xxxx
2022030185	xxxx	New Mexico	xxxx	Purchase	Non-QM/Compliant	3	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is not available in the loan file. Require additional valuation to support original stated value. Received CDA	Received CDA	Received CDA			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030187	xxxx	Ohio	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged xxxx Allowed xxxx Over by+ xxxx					QC Complete	xxxx			xxxx
2022030133	xxxx	California	xxxx	Purchase	Non-QM/Compliant	3	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is missing, Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030188	xxxx	Florida	xxxx	Purchase	Not Covered/Exempt	4	1	Credit	Credit	74be4ec5-5b69-41dd-8139-7a2f79aff20b	Resolved	4	R	* DSCR is less than 1.00 (Lvl R)	DSCR is at 0.90. LTV is at 80% and qualifying FICO is at 695. Lending guide requires a minimum FICO of 700 or above on DSCR ratio of less than 1.00. Missing exception approval with compensating factors in the loan file.

															Corrected HOI to reflect total DSCR at 1.06	Corrected HOI to reflect total DSCR at 1.06	Corrected HOI to reflect total DSCR at 1.06			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030134	xxxx	Florida	xxxx	Purchase	Not Covered/Exempt	3	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is missing in the loan file. Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030241	xxxx	Florida	xxxx	Refinance	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: charged xxxx allowed xxxx overby + xxxx					QC Complete	xxxx			xxxx
2022030196	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: charged xxxx allowed xxxx over by+ xxxx					QC Complete	xxxx			xxxx
2022030242	xxxx	Florida	xxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test Higher-Priced Mortgage Loan Test FAIL Charged xxxx xxxx + xxxx					QC Complete	xxxx			xxxx
2022030243	xxxx	Florida	xxxx	Purchase	Not Covered/Exempt	3	1	Valuation	Doc Issue	a17de1c9-6471-4b9e-8891-b3b543d9e4a1	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	CU/LCA score is missing in the loan file. Require additional valuation to support the original stated value. Received CDA	Received CDA	Received CDA			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030244	xxxx	California	xxxx	Cash Out	Non-QM/Compliant	1	1	Valuation	Doc Issue	a17de1c9-6471-4b9e-8891-b3b543d9e4a1	Resolved	1	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	CU/LCA score is more than 2.5. Require additional valuation to support the original stated value. Received CDA	Received CDA	Received CDA			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030190	xxxx	Oregon	xxxx	Purchase	Not Covered/Exempt	1	1	Credit	Assets	dfb297cb-36bd-4dd5-b462-73fa4f7e9be2	Resolved	1	R	* Missing LOX (Lvl R)	Bank statement #7328 reflects a large deposit of $320,518.98. Missing explanation and the document to validate source. Received final HUD/settlement statement reflecting sale of REO	Received final HUD/settlement statement reflecting sale of REO	Received final HUD/settlement statement reflecting sale of REO			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030191	xxxx	Florida	xxxx	Purchase	Not Covered/Exempt	3	1	Valuation	Doc Issue	a17de1c9-6471-4b9e-8891-b3b543d9e4a1	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	CU and LCA score is more than 2.5. Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030248	xxxx	California	xxxx	Cash Out	Non-QM/Compliant	1	2	Credit	Guidelines	738e9f62-98d7-491b-a346-299cd4924f9c	Waived	W	W	* Loan does not conform to program guidelines (Lvl W)	The housing ratio is xxxx% which exceeds guidelines. The exception approval letter with compensating factors is available in the loan file.			xxxx		QC Complete	xxxx			xxxx
2022030273	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	3	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is missing in the loan file. Require additional valuation to support the original stated value. Received CDA	Received CDA	Received CDA			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030192	xxxx	Texas	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL:charged: xxxx allowed: xxxx over by:+ xxxx					QC Complete	xxxx			xxxx
2022030197	xxxx	Illinois	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL : Charged xxxx Allowed xxxx Over by + xxxx					QC Complete	xxxx			xxxx
2022030193	xxxx	Illinois	xxxx	Purchase	Non-QM/Compliant	3	1	Compliance	Compliance	38bdd430-f8c1-420d-bc1d-da24093af489	Resolved	3	R	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	TRID violation due to a HOA Condo Quationare fee at $200 added on final CD xxxx this is a fee added of $200 for a Non- Shippable Fee which exceeds 0% tolerance. A COC is available in the loan file citing interest rate changes as reason and is not dated. A Valid COC or cost of cure is required.

															Received PC CD with correct fee distribution on disclosure	Received PC CD with correct fee distribution on disclosure	Received PC CD with correct fee distribution on disclosure			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030194	xxxx	Georgia	xxxx	Purchase	Non-QM/Compliant	1	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	1	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL xxxx xxxx + xxxx					QC Complete	xxxx			xxxx
2022030198	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
															Higher-Priced Mortgage Loan Test FAIL : charged xxxx allowed xxxx over by + xxxx					QC Complete	xxxx			xxxx
2022030252	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	3	1	Credit	Guidelines	16778a39-ef96-4577-8234-aa9177f06e73	Resolved	3	R	* Income documentation does not meet guidelines (Lvl R)	Bank Statement from xxxx for the month May 2020 is missing in file to support 24 month business income. Received xxxx statement for the month of May 2020 - xxxx	Received xxxx statement for the month of May 2020 - statexxxx	Received xxxx statement for the month of May 2020 - statexxxx			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030253	xxxx	California	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL : Charged xxxx Allowed xxxx Over by + xxxx					QC Complete	xxxx			xxxx
2022030195	xxxx	Louisiana	xxxx	Purchase	Non-QM/Compliant	3	2	Credit	Assets Insufficient	2ee19a67-f612-4057-844e-0e640080c58a	Resolved	1	R	* Assets are not sufficient to close (Lvl R)	Assets dint met the loan requirement, LOX provided for the same.	RESOLVED: The available assets met the cash to close and reserve requirement.	RESOLVED: The available assets met the cash to close and reserve requirement.			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030195	xxxx	Louisiana	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL Charged xxxx Allowed xxxx Overby+ xxxx					QC Complete	xxxx			xxxx
2022030195	xxxx	Louisiana	xxxx	Purchase	Non-QM/Compliant	3	2	Valuation	Doc Issue	a17de1c9-6471-4b9e-8891-b3b543d9e4a1	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	CU/LCA score is more than 2.5. Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030254	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test failed: Charged: xxxx Allowed: xxxx Over by:+ xxxx					QC Complete	xxxx			xxxx
2022030256	xxxx	Texas	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: Charged xxxx Allowed xxxx Over By+ xxxx					QC Complete	xxxx			xxxx
2022030274	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	1	1	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is more than 2.5. Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030259	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL :Charged: xxxx Allowed: xxxx Over by:+ xxxx					QC Complete	xxxx			xxxx
2022030259	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	3	2	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is more than 2.5. Require additional valuation to support the original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030204	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL xxxx xxxx + xxxx					QC Complete	xxxx			xxxx
2022030260	xxxx	California	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

															Higher-Priced Mortgage Loan Test FAIL Charged xxxx xxxx + xxxx					QC Complete	xxxx			xxxx
2022030205	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL Charged xxxx Allowed xxxx Overby + xxxx					QC Complete	xxxx			xxxx
2022030205	xxxx	Florida	xxxx	Purchase	Non-QM/Compliant	3	2	Legal Docs	Doc Issue	4f356ed1-88e0-4653-8bf0-ff9d7c6bb59e	Resolved	3	R	* Missing proof of hazard insurance (Lvl R)	Hazard Insurance Policy is missing in the package. We have the HOI estimate document available in the file however the actual policy is missing. Received proof of insurance coverage xxxx	Received proof of insurance coverage xxxx	Received proof of insurance coverage xxxx			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030262	xxxx	California	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

															Higher-Priced Mortgage Loan Test FAIL : Charged xxxx Allowed xxxx Over by + xxxx					QC Complete	xxxx			xxxx
2022030265	xxxx	Arizona	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL :Charged: xxxx Allowed: xxxx Over By:+ xxxx					QC Complete	xxxx			xxxx
2022030269	xxxx	Arizona	xxxx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: Charged xxxx Allowed xxxx Over By+ xxxx					QC Complete	xxxx			xxxx
2022030269	xxxx	Arizona	xxxx	Purchase	Non-QM/Compliant	3	2	Valuation	Valuation	487d20db-3b4a-437a-b571-19516ed22813	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score is more than 2.5. Require additional valuation to support the original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030270	xxxx	California	xxxx	Purchase	Non-QM/Compliant	3	1	Valuation	Doc Issue	a17de1c9-6471-4b9e-8891-b3b543d9e4a1	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	CU score is more than 2.5 and LCA/FRE score is missing in the loan file. Require additional valuation to support original stated value. Received AVM	Received AVM	Received AVM			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030270	xxxx	California	xxxx	Purchase	Non-QM/Compliant	3	1	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Resolved	2	R	* ComplianceEase Risk Indicator is "Elevated" (Lvl R)	Initial CD dated xxxx is missing. Initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date. Initial closing disclosure deliver/receipt date is xxxx and consummation date is xxxx .

															Received proof of delivery/receipt	Received proof of delivery/receipt	Received proof of delivery/receipt			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030270	xxxx	California	xxxx	Purchase	Non-QM/Compliant	3	1	Compliance	Compliance	ce731d63-69ad-4174-959f-2a6ae3ba4843	Resolved	3	R	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl R)	initial CD missing in the package Received initial closing disclosure dated xxxx	Received initial closing disclosure dated xxxx	Received initial closing disclosure dated xxxx			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030454	xxxx	Texas	xxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: charged xxxx allowed xxxx over by + xxxx					QC Complete	xxxx			xxxx
2022030451	xxxx	California	xxxx	Refinance	Non-QM/Compliant	3	1	Compliance	Compliance	7709325a-27a3-41ef-8dbd-dbc188f4628c	Resolved	3	R	* Right of Rescission missing or unexecuted (Lvl R)	RTC is missing. xxxx - Received notice of right to cancel & condition resolved.	xxxx - Received notice of right to cancel & condition resolved.	xxxx - Received notice of right to cancel & condition resolved.			QC Complete	xxxx	xxxx	xxxx	xxxx
2022030451	xxxx	California	xxxx	Refinance	Non-QM/Compliant	3	1	Credit	Other Disclosures	0f4d09a8-f900-4715-a66a-26566a054780	Resolved	3	R	* tax return (Lvl R)	Provide Tax Returns for year 2019 and 2020 signed and dated by all the Borrowers along with full Schedule C pages to calculate SE income for the business "xxxx"

															1/12 The subject loan is 24 months bank statement hence tax returns are not required. Condition resolved.	1/12 The subject loan is 24 months bank statement hence tax returns are not required. Condition resolved.	1/12 The subject loan is 24 months bank statement hence tax returns are not required. Condition resolved.			QC Complete	xxxx	xxxx	xxxx	xxxx